Subsequent events	6 Months Ended
Mar. 31, 2021
Subsequent events
Subsequent events

Note 18. Subsequent events

Since 31 March 2021, the Board has determined to pay a fully franked interim dividend of 58 cents per fully paid ordinary share. The dividend is expected to be $2,128 million. The dividend is not recognised as a liability at 31 March 2021. The proposed payment date of the dividend is 25 June 2021.

The Board has determined to satisfy the DRP for the 2021 interim dividend by arranging for the purchase of existing shares by a third party. The Market Price used to determine the number of shares allocated to DRP participants will be set over the 10 trading days commencing on 19 May 2021 and will not include a discount.

No other matters have arisen since the half year ended 31 March 2021, which are not otherwise dealt with in this 2021 Interim Financial Report, that have significantly affected or may significantly affect the operations of the Group, the results of its operations or the state of affairs of the Group in subsequent periods.